Business Segment and Geographical Information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Income from operations	$ 433,406	$ 373,357	$ 338,338
Ireland
Segment Reporting Information [Line Items]
Income from operations	314,287	257,089	232,032
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	37,997	36,280	26,493
U.S.
Segment Reporting Information [Line Items]
Income from operations	60,272	58,561	58,322
Other
Segment Reporting Information [Line Items]
Income from operations	$ 20,850	$ 21,427	$ 21,491